EMPLOYEE BENEFIT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
EMPLOYEE BENEFIT LIABILITIES
Schedule of changes in the defined benefit obligation and fair value of plan assets
2023:

		Expenses recognized in profit or loss						Gain (loss) from remeasurement in other comprehensive income
	Balance at January 1, 2023	Current service cost	Net interest expense	Past service cost and effect of settlements	Total expense recognized in profit or loss for the period	Payments from the plan	Actuarial gain (loss) arising from changes in financial assumptions	Actuarial gain (loss) arising from experience adjustments	Total effect on other comprehensive income for the period	Effect of changes in foreign exchange rates	Contributions by employer	Balance at December 31, 2023

Defined benefit obligation	(8,153)	(340)	(409)	(35)	(784)	148	81	(7)	74	223	-	(8,492)
Fair value of plan assets	6,658	-	351	-	351	(134)	-	(4)	(4)	(191)	239	6,919

Net defined benefit liability (asset)	(1,495)	(340)	(58)	(35)	(433)	14	81	(11)	70	32	239	(1,573)

2022:

	Expenses recognized in profit or loss						Gain (loss) from remeasurement in other comprehensive income
	Balance at January 1, 2022	Current service cost	Net interest expense	Total expense recognized in profit or loss for the period	Payments from the plan	Actuarial gain (loss) arising from changes in financial assumptions	Actuarial gain (loss) arising from experience adjustments	Total effect on other comprehensive income for the period	Effect of changes in foreign exchange rates	Contributions by employer	Balance at December 31, 2022

Defined benefit obligation	(9,848)	(405)	(245)	(650)	374	775	87	862	1,109	-	(8,153)
Fair value of plan assets	7,466	-	198	198	(349)	-	(123)	(123)	(870)	336	6,658

Net defined benefit liability (asset)	(2,382)	(405)	(47)	(452)	25	775	(36)	739	239	336	(1,495)

Schedule of disaggregation of the fair value of the plan assets
	Year ended December 31,
	2023	2022

Insurance contracts	6,919	6,658

Schedule of principal assumptions underlying the defined benefit plan
	2023	2022
	%

Discount rate	5.55	5.57
Expected rate of salary increase	2.0-5.48	2.0-5.92

Schedule of reasonably possible changes at the end of the reporting period in each actuarial assumption assuming that all other actuarial assumptions are constant
	Change in defined benefit obligation
	Year ended December 31,
	2023	2022
Sensitivity test for changes in the expected rate of salary increase:

The change as a result of:

Salary increase of 6.1% (instead of 5.5%) (2022- 6.51% instead of 5.9%)	(45)	(49)

Sensitivity test for changes in the discount rate of the plan assets and liability:

The change as a result of:

Increase of 1% in discount rate		(13)
Decrease of 1% in discount rate	45	45